Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	MATRIX ADVISORS VALUE FUND INC
Central Index Key	0000720498
Amendment Flag	false
Document Creation Date	Oct. 28, 2016
Document Effective Date	Oct. 31, 2016
Prospectus Date	Oct. 31, 2016
Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc.
Prospectus:
Trading Symbol	MAVFX